Investment in Joint Ventures (Details) (USD $)	Dec. 31, 2011	Sep. 30, 2010	Jun. 28, 2010	Jun. 25, 2010
Investment in Joint Ventures (Textual)
MagneGas Corporation’s common stock and territorial license rights were exchanged to purchase the interest in MagneGas Europe	25,000			250,000
Interest purchased in MagneGas Europe				20.00%
Company valued the investment in the Joint Venture at the fair market value of the shares issued				$ (23,750)
Agreement's exchange price given to DDI industries			2,000,000
Share price of subscription		$ 0.135
Number of common shares given for subscription		14,814,814
Share of subsidiary given to party in addition to agreement exchange price			20.00%
Company’s investment for technology licence			$ 466,660